Financial Instruments (Schedule of Maturities of Contractual of Financial Liabilities) (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Long-term loans from financial institutions		₪ 462	₪ 340
Trade and other payables		1	3
Carrying amount [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Debentures	[1]	(2,954)	(3,815)
Long-term loans from financial institutions		(540)	(340)
Trade and other payables		(784)	(803)
Forward exchange contracts on foreign currencies		(1)
Forward exchange contracts on CPI		(17)	(17)
Other long-term liabilities		(12)	(13)
Financial liabilities and other non-contractual liabilities		(4,308)	(4,988)
Contractual Cash flows [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Debentures	[1]	(3,435)	(4,448)
Long-term loans from financial institutions		(605)	(392)
Trade and other payables		(784)	(803)
Forward exchange contracts on foreign currencies		(1)
Forward exchange contracts on CPI		(17)	(17)
Other long-term liabilities		(12)	(13)
Financial liabilities and other non-contractual liabilities		(4,854)	(5,673)
1st year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Debentures	[1]	(658)	(1,014)
Long-term loans from financial institutions		(102)	(16)
Trade and other payables		(784)	(803)
Forward exchange contracts on foreign currencies		(1)
Forward exchange contracts on CPI		(17)	(2)
Other long-term liabilities			(2)
Financial liabilities and other non-contractual liabilities		(1,562)	(1,837)
2nd year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Debentures	[1]	(577)	(657)
Long-term loans from financial institutions		(147)	(92)
Trade and other payables
Forward exchange contracts on foreign currencies
Forward exchange contracts on CPI			(15)
Other long-term liabilities		(12)
Financial liabilities and other non-contractual liabilities		(736)	(764)
3rd year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Debentures	[1]	(473)	(577)
Long-term loans from financial institutions		(141)	(89)
Trade and other payables
Forward exchange contracts on foreign currencies
Forward exchange contracts on CPI
Other long-term liabilities			(11)
Financial liabilities and other non-contractual liabilities		(614)	(677)
4-5 years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Debentures	[1]	(739)	(847)
Long-term loans from financial institutions		(215)	(166)
Trade and other payables
Forward exchange contracts on foreign currencies
Forward exchange contracts on CPI
Other long-term liabilities
Financial liabilities and other non-contractual liabilities		(954)	(1,013)
More than 5 years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Debentures	[1]	(988)	(1,353)
Long-term loans from financial institutions			(29)
Trade and other payables
Forward exchange contracts on foreign currencies
Forward exchange contracts on CPI
Other long-term liabilities
Financial liabilities and other non-contractual liabilities		₪ (988)	₪ (1,382)

[1]	Including accrued interest on debentures.